Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock	Contributed Capital	Deficit	Accumulated Other Comprehensive Income	Total
Beginning Balance, Amount at Dec. 31, 2015	$ 85,051,553	$ 7,239,089	$ (57,379,926)	$ 710,935
Rights Offering ( Note 10)	0
Issuance of Common Stock on Private Placement (Note 10)	0				$ 0
Issuance of warrants on Private Placement (Note 10 and 21)		0
Issued upon exercise of stock options (Note 10)	498,970
Transfer from contributed capital upon exercise of stock options (Note 10)	415,870
Equity-based transaction with non-employee	0
Finder's fee (Note 10)	0
Recognition of stock based compensation expense		790,500
Contributed capital transferred to common shares upon exercise of stock options		(415,869)
Net loss and comprehensive loss for the year			9,099,562		(9,099,562)
Ending Balance, Amount at Dec. 31, 2016	85,966,393	7,613,719	(66,479,488)	710,934	27,811,559
Rights Offering ( Note 10)	2,029,867
Issuance of Common Stock on Private Placement (Note 10)	0				0
Issuance of warrants on Private Placement (Note 10 and 21)		0
Issued upon exercise of stock options (Note 10)	35,995
Transfer from contributed capital upon exercise of stock options (Note 10)	0
Equity-based transaction with non-employee	89,031
Finder's fee (Note 10)	0
Recognition of stock based compensation expense		581,356
Contributed capital transferred to common shares upon exercise of stock options		0
Net loss and comprehensive loss for the year			(8,970,398)		(8,970,398)
Ending Balance, Amount at Dec. 31, 2017	88,121,286	8,195,075	(75,449,886)	710,934	21,577,409
Rights Offering ( Note 10)	0
Issuance of Common Stock on Private Placement (Note 10)	8,387,451				9,211,351
Issuance of warrants on Private Placement (Note 10 and 21)		687,896
Issued upon exercise of stock options (Note 10)	5,067
Transfer from contributed capital upon exercise of stock options (Note 10)	6,441
Equity-based transaction with non-employee	0
Finder's fee (Note 10)	136,003				136,003
Recognition of stock based compensation expense		386,154
Contributed capital transferred to common shares upon exercise of stock options		(6,441)
Net loss and comprehensive loss for the year			(6,968,511)		(6,968,511)
Ending Balance, Amount at Dec. 31, 2018	$ 96,656,248	$ 9,262,684	$ (82,418,397)	$ 710,934	$ 24,211,469